Other Operating Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Operating Expenses
6	OTHER OPERATING EXPENSES

		2018	2017	2016
	Note	Million	Million	Million

Maintenance		54,569	55,737	53,852
Impairment loss of doubtful accounts		4,635	3,392	3,734
Write-down of inventories		155	297	282
Amortization of other intangible assets		1,609	515	499
Operating lease charges
- land and buildings		11,439	11,453	11,628
- others	(i)	4,663	3,698	4,248
Loss/(gain) on disposal of property, plant and equipment		8	8	(180)
Write-off and impairment of property, plant and equipment (note 14)		1,250	12,593	7,216
Power and utilities expenses		32,032	30,518	29,461
Operation support and research and development expenses	(ii)	44,001	38,016	32,296
Auditors’ remuneration
- audit services	(iii)	108	107	103
- tax services		3	3	1
- other services		6	12	9
Others	(iv)	19,751	25,894	23,924

		174,229	182,243	167,073

Note:

(i)	Other operating lease charges represent the operating lease charges for motor vehicles, computer and other office equipment.
(ii)

Operation support and research and development expenses mainly include support expenses for new business operation, research and development cost for new technology evolution, amortization of testing equipment, and other related costs.

(iii)

Audit services include reporting on the Group’s internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act of the United States of America with the service fee amount of RMB22 million (2017: RMB22 million; 2016: RMB22 million).

(iv)	Others consist of administrative expenses, property management expenses, taxes and surcharges, and other miscellaneous expenses.